Provisions_Changes in asset retirement obligation (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Beginning balance	₩ 66,485,000,000	₩ 67,200,000,000	₩ 61,872,000,000
Changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Provisions provided	806,000,000	2,729,000,000	1,489,000,000
Provisions used	(2,958,000,000)	(2,276,000,000)	(913,000,000)
Reversal of provisions unused	(106,000,000)	(2,926,000,000)	(1,038,000,000)
Unwinding of discount	459,000,000	435,000,000	564,000,000
Business combination	219,000,000	329,000,000	0
Others	3,497,000,000	994,000,000	5,226,000,000
Ending balance	₩ 68,402,000,000	₩ 66,485,000,000	₩ 67,200,000,000
Description of expected timing of outflows, other provisions	The restoration cost is expected to occur by the end of each premise's lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period.
Description of major assumptions made concerning future events, other provisions	In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.